Employee Benefit Plans - Defined Benefit Plans - General (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Plans
Aggregate projected benefit obligations of plans	$ 570	$ 1,001	$ 1,046
Aggregate accumulated benefit obligation of plans	556	975
Actuarial gain, net	$ 339	$ 18